Other Borrowed Funds (Details) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Other Borrowed Funds [Abstract]
Advances from Federal Home Loan Banks	$ 500,000,000	$ 2,250,000,000
Other	29,708,000,000	32,075,000,000
Total other borrowed funds	30,208,000,000	34,325,000,000
Other Borrowed Funds (Numeric) [Abstract]
Advances from Federal Home Loan Banks reclassified to long-term debt		23,000,000,000
Collateral used to secure Other Borrowed Funds	9,600,000,000	15,000,000,000
Federal Home Loan Bank Advances And Other Short Term Borrowings	30,208,000,000	34,325,000,000
Fair Value, Measurements, Recurring [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Other Borrowed Funds (Numeric) [Abstract]
Federal Home Loan Bank Advances And Other Short Term Borrowings	11,701,000,000	9,931,000,000
Secured Debt [Member]
Other Borrowed Funds [Abstract]
Other	$ 9,500,000,000	$ 14,800,000,000